Loans (Troubled Debt Restructurings Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 37,517	$ 36,729
Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	14,700	21,100
Nonaccrual Status [Member] | Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		$ 3,600